Sep. 24, 2018
BLACKROCK EUROFUND

(the “Fund”)

Supplement dated September 24, 2018 to the Summary Prospectuses and

Prospectuses of the Fund, dated October 27, 2017 and January 25, 2018, as supplemented to date

On September 20, 2018, the Board of Trustees (the “Board”) of the Fund approved certain changes to the Fund’s investment strategies and process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark index against which the Fund compares its performance. All of these changes are expected to become effective on October 23, 2018.

Effective October 23, 2018, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

Change in the Fund’s Investment Strategies and Investment Process

The section of each Summary Prospectus entitled “Key Facts About BlackRock EuroFund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock EuroFund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. For these purposes, “net assets” include any borrowings for investment purposes. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. Common stock are securities representing shares of ownership of a corporation. Convertible securities are securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

The Fund may invest in companies of any size. The Fund has no limits on the geographic asset distribution of its investments within Europe. However, the Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies located in countries participating in the European Monetary Union (the “Eurozone”). Other exposure may include, without limitation, investments in companies located in European Union Member States that Fund management believes are likely to join the Eurozone in the foreseeable future and in companies based elsewhere that exercise the predominant part of their economic activity in Eurozone countries.

The section of each Summary Prospectus entitled “Key Facts About BlackRock EuroFund — Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview—Principal Risks of Investing in the Fund” are amended to add the following risk:

Focus Risk — Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers.

Change in the Fund’s Benchmark

In the section of each Summary Prospectus entitled “Key Facts About the BlackRock EuroFund — Performance Information” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock EuroFund — Performance Information,” the MSCI EMU Index replaces the MSCI Europe Index as the performance benchmark against which the Fund measures its performance. Fund management believes the MSCI EMU Index is more relevant to the Fund’s new investment strategies. The MSCI EMU Index captures large and mid-cap representation across the 10 Developed Markets countries in the European Economic and Monetary Union (“EMU”). With 248 constituents, the MSCI EMU Index covers approximately 85% of the free float-adjusted market capitalization of the EMU.

For the one year, five year and ten year periods ended December 31, 2017, the average annual total returns for the MSCI EMU Index were 28.07%, 8.61% and -0.05%, respectively.